Acquisitions and License Agreements (Additional Information) (Details) - USD ($)			12 Months Ended
	Jun. 14, 2022	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Royalty expenses			$ 300,000	$ 26,000
Payment to acquire license			0
Accrued Royalty Payables			100,000	5,000
Patents [Member] | Sorrento [Member]
Business Acquisition [Line Items]
Payment upon the achievement of net sales		$ 20,000,000
Amount due for New Drug Application		$ 3,000,000
License Agreement
Business Acquisition [Line Items]
Development milestones payment was recognized under other long-term liabilities			200,000	200,000
License Agreement | Romeg License Agreement [Member]
Business Acquisition [Line Items]
Up-front license fee	$ 2,000,000
Payment upon the achievement of net sales	13,000,000
Payments for royalties	150,000
Non-refundable, non-creditable payment	$ 700,000
Transfer of Common Stock Shares	779,371
Intangible asset	$ 5,700,000
Deferred consideration	$ 3,700,000
Royalty expenses			600,000	300,000
Contingent consideration, liability			$ 0	$ 0